Operating segments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Operating segments
Number of geographic segments | segment	2
Total operating revenues	$ 3,258,973	$ 2,847,190	$ 2,200,300
Non-derivative financial instruments		(21,378)	(21,378)
Domestic
Operating segments
Total operating revenues	2,060,744	1,909,744	1,661,927
United States of America
Operating segments
Total operating revenues	931,184	758,609	509,976
Central America and South America
Operating segments
Total operating revenues	$ 267,045	$ 178,837	$ 49,775